Condensed Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Statement of Comprehensive Income [Abstract]
NET INCOME	$ 296.7	$ 319.9
OTHER COMPREHENSIVE (LOSS) INCOME, NET
Net change in fair value of derivatives	4.9	(4.0)
Reclassification of net losses (gains) on derivative instruments from other comprehensive income into net income	0.5	(1.0)
Other	0	(0.1)
NET OTHER COMPREHENSIVE (LOSS) INCOME	5.4	(5.1)
COMPREHENSIVE INCOME	302.1	314.8
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(4.2)	(2.8)
COMPREHENSIVE INCOME ATTRIBUTABLE TO ENSCO	$ 297.9	$ 312.0